RECLASSIFICATION OF PRIOR YEAR PRESENTATION	12 Months Ended
Sep. 30, 2015
Reclassification of Prior Year Presentation [Abstract]
RECLASSIFICATION OF PRIOR YEAR PRESENTATION
14.	Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. An adjustment has been made to the Consolidated Statements of Cash Flows for fiscal year ended September 30, 2014, to identify the non cash expense for the issuance of warrants of $7,541,693. This change in classification does not affect previously reported cash flows from operating activities in the Consolidated Statements of Cash Flows